FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of Hedging Instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2024 and 2023:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2024	Interest rate caps of US$ SOFR debt	$4,859	1.0% - 6.0%	Jan. 2025 - Jan. 2027	$19
	Interest rate swaps of US$ SOFR debt	4,016	3.7% - 5.2%	Feb. 2025 - Aug. 2026	13
	Interest rate caps of £ SONIA debt	1,438	1.0% - 5.0%	Mar. 2025 - Jul. 2025	8
	Interest rate swaps of £ SONIA debt	832	4.7% - 4.8%	Jan. 2025 - Apr. 2026	(1)
	Interest rate caps of € EURIBOR debt	97	4.0%	Oct. 2025	—
	Interest rate swaps of AUD BBSW/BBSY debt	718	3.0% - 4.5%	Mar. 2025 - Dec. 2027	(1)
	Other interest rate derivatives	274	4.5%	Aug. 2025	—
Dec. 31, 2023	Interest rate caps of US$ SOFR debt	$8,530	1.0% - 6.0%	Jan. 2024 - Mar. 2025	$70
	Interest rate swaps of US$ SOFR debt	7,729	3.3% - 5.2%	Aug. 2024 - Mar. 2027	41
	Interest rate caps of £ SONIA debt	1,750	1.0% - 7.0%	Apr. 2024 - Apr. 2025	40
	Interest rate swaps of £ SONIA debt	915	2.7% - 4.3%	Jan. 2024 - Oct. 2028	11
	Interest rate caps of € EURIBOR debt	3,190	0.3% - 5.0%	Mar. 2024 - Apr. 2030	51
	Interest rate caps of € ESTR debt	390	1.9%	Jan. 2024 - Oct. 2024	4
	Interest rate swaps of € EURIBOR debt	1,267	0.5% - 4.0%	Sep. 2025 - Apr. 2030	6
	Interest rate swaps of AUD BBSW/BBSY debt	724	3.9% - 4.5%	Sep. 2024 - Nov. 2028	(3)
	Other interest rate derivatives	312	4.5% - 9.8%	Aug. 2025 - Dec. 2027	—
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2024 and 2023:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2024	Net investment hedges	€	$680	€0.87/$ - €0.97/$	Feb. 2025 - Sep. 2028	$14
	Net investment hedges		£2,120	£0.75/$ - £0.93/$	Jan. 2025 - Sep. 2027	(141)
	Net investment hedges	A$	261	A$1.47/$ - A$1.62/$	Mar. 2025 - Dec. 2027	10
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025 - Mar. 2025	(2)
	Net investment hedges	R$	2,176	R$5.14/$ - R$7.94/$	Jan. 2025 - Nov. 2027	7
	Net investment hedges	₩	683,800	₩1,214.55/$ - ₩1,430.00/$	Jan. 2025 - Nov. 2027	46
	Net investment hedges	Rs	59,488	Rs84.89/$ - Rs91.84/$	Feb. 2025 - Nov. 2027	(3)
	Net investment hedges		£294	£0.83/€ - £0.87/€	Jan. 2025 - Jul. 2025	15
	Net investment hedges	C$	318	C$1.34/$ - C$1.42/$	Jan. 2025 - Mar. 2027	—
	Net investment hedges	AED	41	AED3.67/€	May 2025	—
	Net investment hedges	CNH	2,797	CNH6.49/$ - CNH7.24/$	Jan. 2025 - Feb. 2027	20
	Net investment hedges		¥18,866	¥137.02/$ - ¥137.40/$	Jun. 2027 - Dec. 2027	5
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(106)
Dec. 31, 2023	Net investment hedges	€	$3,026	€0.89/$ - €0.98/$	Feb. 2024 - Dec. 2026	$(293)
	Net investment hedges		£1,758	£0.77/$ - £0.93/$	Jan. 2024 - Dec. 2026	(334)
	Net investment hedges	A$	230	A$1.48/$ - A$1.51/$	Feb. 2024 - Nov. 2025	(9)
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025 - Mar. 2025	(2)
	Net investment hedges	R$	9,351	R$4.92/$ - R$7.37/$	Jan. 2024 - Oct. 2026	(173)
	Net investment hedges	₩	820,473	₩1,214.55/$ - ₩1,410.00/$	Jun. 2024 - Jan. 2025	(19)
	Net investment hedges	Rs	69,151	Rs81.82/$ - Rs89.84/$	Jan. 2024 - May. 2026	(19)
	Net investment hedges	HKD	709	HKD7.75/$ - HKD7.84/$	Mar. 2024 - Apr. 2026	—
	Net investment hedges		£375	£0.86/€	Jul. 2024	(4)
	Net investment hedges	C$	18	C$1.28/$ - C$1.34/$	Oct. 2024 - Jan. 2025	—
	Net investment hedges	CNH	4,022	CNH6.54/$ - CNH7.02/$	Jun. 2024 - Oct. 2026	1
	Net investment hedges	SEK	1,953	SEK10.03/€ - SEK11.01/€	Sep. 2024 - Nov. 2026	(10)
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.34/$	Mar. 2024 - Feb. 2028	(16)

Disclosure of Other Derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2024 and 2023:

(US$ millions)	Derivative type	Notional(1)	Rates	Maturity dates	Fair value
Dec. 31, 2024	Interest rate caps	$10,007	1.0% - 5.7%	Jan. 2025 - Jan. 2028	$(9)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(18)
	Interest rate swaps of US$ debt	63	3.3% - 4.1%	Apr. 2025 - Mar. 2028	—
Dec. 31, 2023	Interest rate caps	$20,706	1.0% - 9.9%	Jan. 2024 - Aug. 2026	$(32)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(21)
	Interest rate swaps of US$ debt	1,597	3.3% - 4.1%	Mar. 2025 - Mar. 2028	19
(1)The notional contract amounts of interest rate caps not designated as hedges for accounting purposes indicate the notional value of transactions outstanding at the balance sheet date including both bought and sold interest rate caps. They do not represent amounts at risk.

Disclosure of Financial Assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	924	924	1,792	1,792
Other non-current assets
Securities - FVTPL	FVTPL	3,416	3,416	3,240	3,240
Derivative assets	FVTOCI/FVTPL	100	100	192	192
Accounts receivable	Amortized cost	9	9	43	43
Securities - FVTOCI	FVTOCI	27	27	61	61
Other marketable securities	Amortized cost	28	28	28	28
Restricted cash	Amortized cost	378	378	581	581
Current assets
Loans in foreclosure(1)	FVTPL	—	—	622	622
Securities - FVTOCI	FVTOCI	11	11	25	25
Derivative assets	FVTOCI/FVTPL	265	265	299	299
Accounts receivable(2)	Amortized cost	788	788	1,355	1,355
Restricted cash	Amortized cost	350	350	326	326
Cash and cash equivalents(3)	Amortized cost	2,253	2,253	2,341	2,341
Total financial assets		$8,549	$8,549	$10,905	$10,905
Financial liabilities
Debt obligations(4)	Amortized cost	51,499	51,429	68,712	68,291
Capital securities	Amortized cost	2,690	2,690	2,646	2,646
Capital securities - fund subsidiaries	FVTPL	139	139	189	189
Other non-current liabilities
Loan payable	FVTPL	16	16	28	28
Accounts payable	Amortized cost	601	601	694	694
Derivative liabilities	FVTOCI/FVTPL	115	115	185	185
Accounts payable and other liabilities
Accounts payable and other(5)	Amortized cost	2,442	2,442	3,216	3,216
Loans and notes payable	Amortized cost	2,765	2,765	963	963
Derivative liabilities	FVTOCI/FVTPL	356	356	977	977
Total financial liabilities		$60,623	$60,553	$77,610	$77,189
(1)The prior year includes loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure. As of December 31, 2024, these assets were acquired out of foreclosure and are subsequently being reported in investment properties on the consolidated balance sheet.
(2)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $58 million and $49 million as of December 31, 2024 and December 31, 2023, respectively.
(3)Includes cash and cash equivalents associated with assets classified as held for sale on the consolidated balance sheets in the amount of $45 million and nil as of December 31, 2024 and December 31, 2023, respectively.
(4)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $816 million and nil as of December 31, 2024 and December 31, 2023, respectively.
(5)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $82 million and $57 million as of December 31, 2024 and December 31, 2023, respectively.

Disclosure of Financial Liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	924	924	1,792	1,792
Other non-current assets
Securities - FVTPL	FVTPL	3,416	3,416	3,240	3,240
Derivative assets	FVTOCI/FVTPL	100	100	192	192
Accounts receivable	Amortized cost	9	9	43	43
Securities - FVTOCI	FVTOCI	27	27	61	61
Other marketable securities	Amortized cost	28	28	28	28
Restricted cash	Amortized cost	378	378	581	581
Current assets
Loans in foreclosure(1)	FVTPL	—	—	622	622
Securities - FVTOCI	FVTOCI	11	11	25	25
Derivative assets	FVTOCI/FVTPL	265	265	299	299
Accounts receivable(2)	Amortized cost	788	788	1,355	1,355
Restricted cash	Amortized cost	350	350	326	326
Cash and cash equivalents(3)	Amortized cost	2,253	2,253	2,341	2,341
Total financial assets		$8,549	$8,549	$10,905	$10,905
Financial liabilities
Debt obligations(4)	Amortized cost	51,499	51,429	68,712	68,291
Capital securities	Amortized cost	2,690	2,690	2,646	2,646
Capital securities - fund subsidiaries	FVTPL	139	139	189	189
Other non-current liabilities
Loan payable	FVTPL	16	16	28	28
Accounts payable	Amortized cost	601	601	694	694
Derivative liabilities	FVTOCI/FVTPL	115	115	185	185
Accounts payable and other liabilities
Accounts payable and other(5)	Amortized cost	2,442	2,442	3,216	3,216
Loans and notes payable	Amortized cost	2,765	2,765	963	963
Derivative liabilities	FVTOCI/FVTPL	356	356	977	977
Total financial liabilities		$60,623	$60,553	$77,610	$77,189
(1)The prior year includes loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure. As of December 31, 2024, these assets were acquired out of foreclosure and are subsequently being reported in investment properties on the consolidated balance sheet.
(2)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $58 million and $49 million as of December 31, 2024 and December 31, 2023, respectively.
(3)Includes cash and cash equivalents associated with assets classified as held for sale on the consolidated balance sheets in the amount of $45 million and nil as of December 31, 2024 and December 31, 2023, respectively.
(4)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $816 million and nil as of December 31, 2024 and December 31, 2023, respectively.
(5)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $82 million and $57 million as of December 31, 2024 and December 31, 2023, respectively.

Disclosure of Fair Value Measurement of Assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in IFRS 13 within Note 2(h), Summary of Material Accounting Policies, Fair value measurement.

	Dec. 31, 2024				Dec. 31, 2023
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$18,360	$1,230	$—	$—	$20,194	$859
Retail	—	—	18,939	78	—	—	19,385	67
LP Investments	—	—	22,794	677	—	—	38,120	4,290
Total	$—	$—	$60,093	$1,985	$—	$—	$77,699	$5,216
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2024				Dec. 31, 2023
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$42	$904	$2,470	$3,416	$36	$904	$2,923	$3,863
Securities designated as FVTOCI	—	—	38	38	24	—	62	86
Derivative assets	—	365	—	365	3	486	2	491
Total financial assets	$42	$1,269	$2,508	$3,819	$63	$1,390	$2,987	$4,440

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$139	$139	$—	$—	$189	$189
Derivative liabilities	—	471	—	471	—	1,162	—	1,162
Loan payable	—	16	—	16	—	28	—	28
Total financial liabilities	$—	$487	$139	$626	$—	$1,190	$189	$1,379
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2024 and 2023:

	Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	2,987	189	2,250	577
Additions	288	1	303	—
Dispositions	(100)	—	(29)	—
Fair value (losses) gains, net and OCI	(159)	(61)	454	(408)
Acquisition/(Deconsolidation) of BSREP IV Investments(1)	(52)	—	22	—
Other	(456)	10	(13)	20
Balance, end of year	2,508	139	2,987	189
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.

Disclosure of Fair Value Measurement of Liabilities
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2024				Dec. 31, 2023
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$42	$904	$2,470	$3,416	$36	$904	$2,923	$3,863
Securities designated as FVTOCI	—	—	38	38	24	—	62	86
Derivative assets	—	365	—	365	3	486	2	491
Total financial assets	$42	$1,269	$2,508	$3,819	$63	$1,390	$2,987	$4,440

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$139	$139	$—	$—	$189	$189
Derivative liabilities	—	471	—	471	—	1,162	—	1,162
Loan payable	—	16	—	16	—	28	—	28
Total financial liabilities	$—	$487	$139	$626	$—	$1,190	$189	$1,379
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2024 and 2023:

	Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	2,987	189	2,250	577
Additions	288	1	303	—
Dispositions	(100)	—	(29)	—
Fair value (losses) gains, net and OCI	(159)	(61)	454	(408)
Acquisition/(Deconsolidation) of BSREP IV Investments(1)	(52)	—	22	—
Other	(456)	10	(13)	20
Balance, end of year	2,508	139	2,987	189
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.

Disclosure of Valuation Techniques and Inputs for Fair Value Liabilities
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of Valuation Techniques and Inputs for Fair Value Assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2024			Dec. 31, 2023
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.0%	5.6%	11	7.0%	5.5%	11
Retail(2)	Discounted cash flow	7.1%	5.4%	10	7.2%	5.5%	10
LP Investments(3)	Discounted cash flow	9.6%	6.7%	8	8.4%	5.8%	9
(1)Included in the total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7%.
(2)Included in the total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2%.
(3)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method. At December 31, 2024, the overall implied capitalization rate used for properties using the direct capitalization method was 4.9% (December 31, 2023 - 4.6%) except for certain recently acquired multifamily investments temporarily valued using the discounted cash flow method.
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of Interest Rate and Foreign Currency Risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Variable rate property debt	$294	$336
Fixed rate property debt due within one year	72	97
Total	$366	$433

Disclosure of Sensitivity Analysis for Types of Market Risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2024
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	(1,380)	$96	—
Australian Dollar	A$	1,469	(91)	—
British Pound		£3,469	(434)	—
Euro		€1,162	(120)	—
Brazilian Real	R$	2,501	(40)	—
Indian Rupee	Rs	35,090	(41)	—
Hong Kong Dollar	HK$	93	(1)	—
Chinese Yuan	C¥	2,141	(29)	—
South Korean Won	₩	394,525	(27)	—
United Arab Emirates Dirham	AED	820	(22)	—
Swedish Krona	SEK	301	(3)	—
Japanese Yen		¥16,014	(10)	—
Total			$(722)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2023
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	(561)	$42	—
Australian Dollar	A$	1,754	(119)	—
British Pound		£3,269	(416)	—
Euro		€1,197	(132)	—
Brazilian Real	R$	3,435	(71)	—
Indian Rupee	Rs	28,517	(34)	—
Hong Kong Dollar	HK$	118	(2)	—
Chinese Yuan	C¥	2,206	(31)	—
Korean Won	₩	409,728	(32)	—
United Arab Emirates Dirham	AED	1,477	(40)	—
Swedish Krona	SEK	308	(3)	—
Total			$(838)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2022
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	142	$(11)	$—
Australian Dollar	A$	1,560	(106)	—
British Pound		£4,059	(490)	—
Euro		€690	(74)	—
Brazilian Real	R$	3,129	(60)	—
Indian Rupee	Rs	33,212	(40)	—
Chinese Yuan	C¥	2,554	(37)	—
Korean Won	₩	417,865	(33)	—
United Arab Emirates Dirham	AED	1,287	(35)	—
Total			$(886)	$—
(1)Net of Canadian Dollar denominated loans.